CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 5,161	$ 14,342
Accounts receivable, net of provision for doubtful accounts of $196 and $196, respectively	37	12
Loans receivable, net of $192 and $ nil provision for loan losses respectively	33,886	31,047
Interest receivable, net of provision for doubtful accounts of $2 and $nil respectively	1,342	5
Other receivables and prepayments	6,802	1,860
Current assets held for sale	0	29,283
Total current assets	47,228	76,549
Deposits for acquisition of subsidiaries	21,795	6,410
Deferred tax assets	0	161
Plant and equipment, net	57,884	58,319
Operating lease right-of-use assets, net	95	0
Intangible assets	2,377	22,579
Long-term loans receivable, net of $nil provision for loan losses	7,293	6,019
Goodwill	3,906	20,804
Total assets	140,578	190,841
CURRENT LIABILITIES
Short-term bank loan	155	200
Accounts payable, trade	1	0
Other payables and accrued liabilities	5,529	4,258
Operating lease liability, current	68	0
Customer deposits	1	1
Allowance on guarantee	0	974
Taxes payable	693	206
Convertible notes - current	46	114
Current liabilities held for sale	0	4,282
Total current liabilities	6,493	10,035
LONG-TERM LIABILITIES
Long-term bank loan	6,255	0
Operating lease liability, non-current	29	0
Convertible notes - non-current	145	360
Warrant derivative liability	253	286
Deferred tax liabilities	6,777	11,986
Total liabilities	19,952	22,667
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 10,000,000 shares authorized, nil issued and outstanding as of December 31, 2019 and December 31, 2018
Ordinary shares, $0.004 par value, 500,000,000 shares authorized, 80,026,647 and 75,507,300 issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	320	302
Additional paid-in-capital	117,804	116,648
Retained earnings	2,316	21,128
Accumulated other comprehensive loss	(10)	(9)
Total SGOCO Group, Ltd. shareholders' equity	120,430	138,069
Non-controlling interests	196	30,105
Total equity	120,626	168,174
Total liabilities, non-controlling interests and shareholders' equity	$ 140,578	$ 190,841